Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Memorandum accounts (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial instruments received as collateral	$ 123,940	$ 68,252
Percentage of level of confidence	97.50%
Cumulative net credit risk exposure	$ 42,765	32,803
Financial instrument in connection with OTC derivative transactions | Debt instruments
Financial instruments
Financial instruments received as collateral	4,541	4,491
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Debt instruments
Financial instruments
Financial instruments received as collateral	$ 4,541	$ 4,491